Variable Interest Entities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Variable Interest Entity [Line Items]
Variable Interest Entities

Note 25: Variable Interest Entities

The Company prepares its consolidated financial statements in accordance with ASC 810, Consolidation, which provides for the consolidation of VIEs of which an entity is the primary beneficiary.

In connection with the Business Combinations further described in Note 1, the Company became the sole managing member of P3 LLC. The rights of the non-managing members of P3 LLC are limited and protective in nature and do not give substantive participation rights over the sole managing member. As a result, P3 LLC is considered a VIE. As the sole managing member, the Company has the right to direct the most significant activities of P3 LLC and the obligation to absorb losses and receive benefits and accordingly is considered the primary beneficiary.

Additionally, P3 LLC is the primary beneficiary of the Network.

P3, LLC entered Stock Transfer Restriction Agreements with the Practice Shareholders of the Network. The Stock Transfer Restriction Agreements, by way of a call option, unequivocally permit P3 LLC to appoint Successor Physicians if a Practice Shareholder vacates their ownership position.

Pursuant to ASC 810, Consolidation, both the “power of control” and “economics” criteria were reviewed for VIE consideration. P3 LLC’s ability to appoint Successor Physicians the Network demonstrates “power of control”. Also, there are Deficit Funding Agreements in place between P3 LLC and the Network. The Deficit Funding Agreement between P3 LLC and the members of the Network states that P3 LLC will advance funds, as needed, to support working capital needs to the extent operating expenses exceed gross revenue. These funding arrangements further illustrate and fulfill the economic criteria for VIE consolidation.

Practice Shareholders, who are employees of the Company, retain equity ownership in the Network, which represents nominal noncontrolling interests. The noncontrolling interests do not participate in the profit or loss of the Network, however.

P3 LLC, directly or indirectly via its wholly-owned subsidiaries, may not use or access any net assets of these VIEs to settle its obligations or the obligations of its wholly-owned subsidiaries.

The following tables provide a summary of the VIE’s assets, liabilities and operating performance.

	Successor
ASSETS	June 30, 2022	December 31, 2021
Cash	$8,589,392	$7,570,247
Client Fees and Insurance Receivable, net	22,025	60,815
Prepaid Expenses and Other Current Assets	513,781	406,372
Property, Plant and Equipment, net	45,134	36,416
Investment in Other P3 Entities	6,000,000	6,000,000
TOTAL ASSETS	15,170,332	14,073,850
LIABILITIES AND MEMBERS’ DEFICIT
Accounts Payable and Accrued Expenses	6,677,891	4,804,704
Accrued Payroll	1,143,976	1,303,615
Due to Consolidated Entities of P3	28,601,805	24,110,831
TOTAL LIABILITIES	36,423,672	30,219,150
MEMBERS’ DEFICIT	(21,253,340)	(16,145,300)
TOTAL LIABILITIES AND MEMBERS’ DEFICIT	$15,170,332	$14,073,850

	Successor	Predecessor
	Three Months Ended	Three Months Ended
	June 30, 2022	June 30, 2021
		(As Restated)
Revenue	$12,955,029	$2,081,167
Expenses	16,057,134	1,870,227
Net Loss	$(3,102,105)	$210,940

	Successor	Predecessor
	Six Months Ended	Six Months Ended
	June 30, 2022	June 30, 2021
		(As Restated)
Revenue	$25,868,574	$4,119,517
Expenses	30,976,614	7,190,869
Net Loss	$(5,108,040)	$(3,071,352)

Note 28: Variable Interest Entities

The Company prepares its consolidated financial statements in accordance with ASC 810 which provides for the consolidation of VIEs of which an entity is the primary beneficiary.

In connection with the Business Combinations further described in Note 1, the Company became the sole managing member of P3 LLC. The rights of the non-managing members of P3 LLC are limited and protective in nature and do not give substantive participation rights over the sole managing member. As a result, P3 LLC is considered a VIE. As the sole managing member, the Company has the right to direct the most significant activities of P3 LLC and the obligation to absorb losses and receive benefits and accordingly is considered the primary beneficiary. Since P3 LLC represents substantially all the assets and liabilities of the Company, the numbers and language below refer to only VIEs held at the P3 LLC level.

Additionally, P3 LLC is the primary beneficiary of the Network.

P3, LLC entered Stock Transfer Restriction Agreements with the Practice Shareholders of the Network. The Stock Transfer Restriction Agreements, by way of a call option, unequivocally permit P3 LLC to appoint Successor Physicians if a Practice Shareholder vacates their ownership position.

Pursuant to ASC 810 both the “power of control” and “economics” criteria were reviewed for VIE consideration. P3 LLC’s ability to appoint Successor Physicians to the Network demonstrates “power of control”. Also, there are Deficit Funding Agreements in place between P3 LLC and the Network. The Deficit Funding Agreement between P3 LLC and the members of the Network states that P3 LLC will advance funds, as needed, to support working capital needs to the extent operating expenses exceed gross revenue. These funding arrangements further illustrate and fulfill the economic criteria for VIE consolidation.

Practice Shareholders, who are employees of the Company, retain equity ownership in the Network, which represents nominal non-controlling interests. The non-controlling interests do not participate in the profit or loss of the Network, however.

P3 LLC, directly or indirectly via its wholly-owned subsidiaries, may not use or access any net assets of these VIEs to settle its obligations or the obligations of its wholly-owned subsidiaries. Additionally, the creditors of the VIE do not have recourse to the credit of the Company.

The following tables provide a summary of the VIE’s assets, liabilities and operating performance.

	Successor	Predecessor
		2020
	2021	(As Restated)
ASSETS
Cash	$7,570,247	$183,836
Client Fees and Insurance Receivable, net	60,815	335,358
Prepaid Expenses and Other Current Assets	406,372	285,363
Property and Equipment, net	36,416	22,309
Investment in Other P3 Entities	6,000,000	—
TOTAL ASSETS	$14,073,850	$826,866
LIABILITIES AND MEMBERS’ DEFICIT
Accounts Payable and Accrued Expenses	$4,804,704	$686,680
Accrued Payroll	1,303,615	1,019,940
Due to Consolidated Entities of P3	24,110,831	19,354,259
TOTAL LIABILITIES	30,219,150	21,060,879
MEMBERS’ DEFICIT	(16,145,300)	(20,234,013)
TOTAL LIABILITIES AND MEMBERS’ DEFICIT	$14,073,850	$826,866

	Successor	Predecessor
	December 3, 2021	January 1, 2021	Year Ended	Year Ended
	through December 31,	through December 2,	December 31, 2020	December 31, 2019
	2021	2021	(As Restated)	(As Restated)
Revenue	$843,747	$7,580,124	$7,611,427	$4,389,688
Expenses	1,202,951	12,293,365	13,100,138	13,035,788
Net Loss	$(359,204)	$(4,713,241)	$(5,488,711)	$(8,646,100)